Statements of Operations (unaudited) - USD ($)	1 Months Ended	3 Months Ended	4 Months Ended	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2017
EXPENSES
General and Administrative	$ 725	$ 1,756	$ 725	$ 3,402
Professional Fees	275	1,310	2,775	5,830
Total Expenses	1,000	3,066	3,500	9,232
NET LOSS FROM OPERATIONS	$ (1,000)	$ (3,066)	$ (3,500)	$ (9,232)
BASIC AND DILUTED LOSS PER COMMON SHARE (in dollars per share)	$ 0.00	$ (0.00)	$ (0.00)	$ 0.00
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING (in shares)		10,000,000	2,290,076	10,000,000